Earnings per Share (Summary of Basic and Diluted Earnings per Share Footnote) (Details)	3 Months Ended				9 Months Ended
	Sep. 30, 2014		Dec. 31, 2013		Sep. 30, 2014
Earnings per Share [Abstract]
Weighted average shares outstanding-diluted	37,251,769	[1]	36,794,215	[2]	37,039,603 [1]

[1]	Includes 8,104 and 7,939 units of the Operating Partnership as of the three and nine months ended September 30, 2014, respectively.
[2]	Includes 7,821 shares of the Operating Partnership